Risk Management and Fair Value Measurements (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Jan. 25, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Risk Management And Fair Value Measurements
Cash gain on derivatives	$ 600
Financial derivative instrument				$ 59
Impairment loss		$ 0	$ 0	$ 0